GMO Foreign Series Fund
GMO FOREIGN SERIES FUND
Investment objective
Total return in excess of that of its benchmark, the MSCI EAFE Index.
Fees and expenses
The table below describes the fees and expenses that you may bear for each class of shares if you buy and hold shares of the Fund.
Annual Fund operating expenses (expenses that you bear each year as a percentage of the value of your investment)
Annual Fund Operating Expenses {- GMO Foreign Series Fund} - GMO Foreign Series Fund		Class R4	Class R5	Class R6
Management fee	[1],[2]	0.60%	0.60%	0.60%
Distribution and service (12b-1) fee	[2],[3]	0.25%	0.10%	none
Other expenses	[2],[4]	0.22%	0.22%	0.22%
Total annual fund operating expenses	[2]	1.07%	0.92%	0.82%
Expense reimbursement	[2],[5]	(0.01%)	(0.01%)	(0.01%)
Total annual fund operating expenses after expense reimbursement	[2]	1.06%	0.91%	0.81%
[1]	The amount reflects the management fee paid by Foreign Fund. The Fund does not charge a management fee, but indirectly bears the management fee paid by Foreign Fund.
[2]	The amounts represent an annualized estimate of the Fund's operating expenses for its initial fiscal year. The information in this table and in the Example below reflects the expenses of both the Fund and GMO Foreign Fund ("Foreign Fund"), the underlying fund in which the Fund invests.
[3]	Distribution and service (12b-1) fees are paid to financial intermediaries for providing sub-transfer agency, recordkeeping, and other administrative services.
[4]	"Other expenses" include administration fees of 0.05% paid to Grantham, Mayo, Van Otterloo & Co. LLC ("GMO").
[5]	GMO has contractually agreed to reimburse the Fund for state registration fees to the extent that they are borne by the Fund. These reimbursements will continue through at least June 30, 2016, and may not be terminated prior to this date without the action or consent of the Fund's Board of Trustees.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same as those shown in the table. Amounts shown include the expenses of both Foreign Fund and the Fund. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example {- GMO Foreign Series Fund} - GMO Foreign Series Fund - USD ($)	1 Year	3 Years
Class R4	109	368
Class R5	94	321
Class R6	84	290

Expense Example, No Redemption {- GMO Foreign Series Fund} - GMO Foreign Series Fund - USD ($)	1 Year	3 Years
Class R4	109	368
Class R5	94	321
Class R6	84	290

Portfolio turnover
The Fund pays transaction costs when it buys and sells securities. A higher portfolio turnover rate may result in higher transaction costs and, when Fund shares are held in a taxable account, higher taxes. These costs, which are not reflected in Annual Fund operating expenses or in the Example, affect the Fund’s performance. Because the Fund had not commenced operations as of the fiscal period ended February 28, 2015, the Fund’s portfolio turnover rate is not available.
Principal investment strategies
The Fund invests substantially all of its assets in GMO Foreign Fund (“Foreign Fund”), a series of GMO Trust not offered in this Prospectus. Foreign Fund invests in securities and other instruments. The Fund’s investment objective and principal investment strategies are substantially similar to those of Foreign Fund. References to the Fund may also refer to Foreign Fund, and references to actions undertaken or investments held by the Fund may also refer to those by Foreign Fund. GMO serves as investment adviser for both the Fund and Foreign Fund.

The Fund typically invests directly and indirectly (e.g., through underlying funds or derivatives) in equities of companies tied economically to countries other than the United States (including both developed and emerging countries). The term “equities” refers to direct and indirect investments in common and preferred stocks and other stock-related securities, such as convertible securities, depositary receipts, and exchange-traded equity real estate investment trusts (REITs) and income trusts. Under normal circumstances, the Fund invests directly and indirectly (e.g., through underlying funds or derivatives) at least 80% of its assets in investments tied economically to countries other than the United States, including both developed and emerging countries.

GMO selects investments using value-based fundamental analysis that is informed by a disciplined quantitative screening process. GMO analyzes companies for financial, operational, and managerial strength and compares them to their global, regional, and industry peers. GMO also considers a company’s accounting and governance practices. As part of the investment process, GMO frequently meets with management and visits companies.

The factors considered and investment methods used by GMO can change over time.

In pursuing its investment objective, the Fund may (but is not obligated to) invest in a wide variety of exchange-traded and over-the-counter (OTC) derivatives, including, without limitation, forward currency contracts, futures and options, as well as exchange-traded funds (ETFs). The Fund’s foreign currency exposure may differ from the currency exposure of its equity investments. In addition, the Fund may lend its portfolio securities.

The Fund also may invest in GMO U.S. Treasury Fund and in money market funds unaffiliated with GMO.

The Fund may hold cash, cash equivalents, and/or U.S. government securities to manage cash inflows and outflows as a result of shareholder purchases and redemptions.
Principal risks of investing in the Fund
The value of the Fund’s shares changes with the value of the Fund’s investments. Many factors can affect this value, and you may lose money by investing in the Fund. Because the Fund invests substantially all of its assets in Foreign Fund, the most significant risks of investing in the Fund are the risks to which the Fund is exposed through Foreign Fund, which include those outlined in the following brief summary of principal risks. Foreign Fund is a non-diversified investment company under the Investment Company Act of 1940, as amended, and therefore a decline in the market price of a particular security held by Foreign Fund may affect Foreign Fund’s performance more than if Foreign Fund were a diversified investment company. In addition to the risks to which the Fund is exposed through its investment in Foreign Fund, the Fund is subject to the risk that cash flows into or out of the Fund will cause its performance to be worse than the performance of Foreign Fund.
  Market Risk – Equities – The market prices of equities may decline due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. If the Fund purchases equities for less than their value as determined by GMO, the Fund runs the risk that the market prices of these equities will not appreciate or will decline for a variety of reasons, one of which may be GMO’s incorrect assessment of their intrinsic value. The Fund also may purchase equities that typically trade at higher multiples of current earnings than other securities, and the market prices of these equities often are more sensitive to changes in future earnings expectations than the market prices of equities trading at lower multiples. Declines in stock market prices generally are likely to reduce the net asset value of the Fund’s shares.
  Non-U.S. Investment Risk – The market prices of many non-U.S. securities fluctuate more than those of U.S. securities. Many non-U.S. securities markets are less stable, smaller, less liquid, and less regulated than U.S. securities markets, and the cost of trading in those markets often is higher than in U.S. securities markets. Non-U.S. portfolio transactions generally involve higher commission rates, transfer taxes, and custodial costs than similar transactions in the United States. In addition, the Fund may be subject to non-U.S. taxes, including potentially on a retroactive basis, on (i) capital gains it realizes or dividends, interest, or other amounts it realizes or accrues in respect of non-U.S. investments, (ii) transactions in those investments, and (iii) repatriation of proceeds generated from the sale or other disposition of those investments. Also, the Fund needs a license to invest directly in many non-U.S. securities markets, and the Fund is subject to the risk that it could not invest if its license were terminated or suspended. In some non-U.S. securities markets, prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose the Fund to credit and other risks. Further, adverse changes in investment regulations, capital requirements or exchange controls could adversely affect the value of the Fund’s investments. These and other risks (e.g., nationalization, expropriation or other confiscation of assets of non-U.S. issuers) tend to be greater for investments in companies tied economically to emerging countries, the economies of which may be predominantly based on only a few industries or dependent on revenues from particular commodities and which often are more volatile than the economies of developed countries.
  Currency Risk – Fluctuations in exchange rates can adversely affect the market value of the Fund’s foreign currency holdings and investments denominated in foreign currencies.
  Management and Operational Risk – The Fund runs the risk that GMO’s investment techniques will fail to produce desired results. GMO often uses quantitative analyses and models as part of its investment process. All models support portfolio decisions but are not necessarily predictive of future market events. These analyses and models also make simplifying assumptions that may limit their effectiveness. In addition, there are limitations (e.g., inaccuracies, staleness) on the data available for analysis or manipulation by the models. Any of those assumptions and/or limitations could adversely affect the Fund’s performance. The Fund also runs the risk that GMO’s assessment of an investment may be wrong or that deficiencies in GMO’s or another service provider’s internal systems or controls will cause losses for the Fund or impair Fund operations.
  Smaller Company Risk – Smaller companies may have limited product lines, markets, or financial resources, may lack the competitive strength of larger companies, may have inexperienced managers or may depend on a few key employees. The securities of companies with smaller market capitalizations often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations.
  Focused Investment Risk – Investments focused in countries, regions, sectors, industries, or issuers that are subject to the same or similar risk factors and investments whose prices are strongly correlated are subject to greater overall risk than investments that are more diversified.
  Market Disruption and Geopolitical Risk – Geopolitical and other events may disrupt securities markets and adversely affect global economies and markets. Those events, as well as other changes in non-U.S. and U.S. economic and political conditions, could adversely affect the value of the Fund’s investments.
  Illiquidity Risk – Low trading volume, lack of a market maker, large position size, or legal restrictions may limit or prevent the Fund from selling particular securities or closing derivative positions at desirable prices.
  Counterparty Risk – The Fund runs the risk that the counterparty to a derivatives contract, a clearing member used by the Fund to hold a cleared derivatives contract, or a borrower of the Fund’s securities will be unable or unwilling to make timely settlement payments, return the Fund’s margin or otherwise honor its obligations.
  Leveraging Risk – The use of reverse repurchase agreements and other derivatives and securities lending creates leverage. Leverage increases the Fund’s losses when the value of its investments (including derivatives) declines.
  Derivatives and Short Sales Risk – The use of derivatives involves the risk that their value may not change as expected relative to changes in the value of the underlying assets, rates, or indices. Derivatives also present other risks, including market risk, illiquidity risk, currency risk, and counterparty risk. In addition, the risks of loss associated with derivatives that provide short investment exposure and short sales of securities are theoretically unlimited.
  Large Shareholder Risk – To the extent that a large number of shares of the Fund is held by a single shareholder (e.g., an institutional investor, financial intermediary, or another fund managed by GMO) or a group of shareholders with a common investment strategy (e.g., GMO asset allocation accounts), the Fund is subject to the risk that a redemption by those shareholders of all or a large portion of their Fund shares will cause the Fund to sell securities at disadvantageous prices or otherwise will disrupt the Fund’s operations.
  Fund of Funds Risk – The Fund is indirectly exposed to all of the risks of an investment in Foreign Fund, including the risk that Foreign Fund will not perform as expected.

Performance
The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s annual total returns from year to year for the periods indicated and by comparing the Fund’s average annual total returns for different calendar periods with those of a broad-based index. As of the date of this Prospectus, the Fund had not commenced operations. Returns shown are those of Foreign Fund (Class III shares) and its predecessor fund, adjusted to reflect the gross expenses (on a percentage basis) that are expected to be borne by shareholders of each class of shares of the Fund, as reflected in the Annual Fund operating expenses table. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account). After-tax returns are shown for Class R4 shares only; after-tax returns for other classes will vary. Updated performance information for the Fund and Foreign Fund is available at www.gmo.com. Past performance (before and after taxes) is not an indication of future performance.
Annual Total Returns/Class R4 Shares Years Ending December 31

Highest Quarter: 21.57% (6/30/2009) Lowest Quarter: – 19.87% (9/30/2011) Year-to-Date (as of 3/31/15): 5.94%
Average Annual Total Returns Periods Ending December 31, 2014
Average Annual Total Returns {- GMO Foreign Series Fund} - GMO Foreign Series Fund		1 Year	5 Years	10 Years	Inception	Inception Date [2]
Class R4	[1]	(12.14%)	2.71%	2.83%	10.95%	Aug. 31, 1984
Class R4 | Return After Taxes on Distributions	[1]	(13.27%)	2.08%	1.95%		Aug. 31, 1984
Class R4 | Return After Taxes on Distributions and Sale of Fund Shares	[1]	(5.49%)	2.36%	2.66%		Aug. 31, 1984
Class R5	[1]	(12.01%)	2.87%	2.99%	11.12%	Aug. 31, 1984
Class R6	[1]	(11.92%)	2.97%	3.09%	11.23%	Aug. 31, 1984
MSCI EAFE Index (returns reflect no deduction for fees or expenses, but are net of withholding tax on dividend reinvestments)	[1]	(4.90%)	5.33%	4.43%	9.08%	Aug. 31, 1984
[1]	Information on Foreign Fund's return after taxes is unavailable prior to June 28, 1996, the date Foreign Fund commenced operations as a registered investment company. Prior to that date, Foreign Fund operated as a private investment pool with investment objectives, policies, and guidelines that were substantially the same as those of Foreign Fund. Performance of Class III shares prior to June 28, 1996 is that of the private investment pool and reflects the pool's higher annual operating expenses. The pool was not registered as an investment company and therefore was not subject to restrictions imposed on Foreign Fund by the Investment Company Act of 1940, as amended, and the Internal Revenue Code of 1986, as amended. Had the pool been subject to these restrictions, its performance may have been adversely affected.
[2]	Inception date for Foreign Fund's predecessor fund (Class III shares).